Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Stock	Total Shareholders’ Equity	Non-Controlling Interest
Balance at Dec. 31, 2016	$ 127,090	$ 20,000	$ 715	$ 62,300	$ 47,483	$ (349)	$ (3,015)	$ 127,134	$ (44)
Balance (in shares) at Dec. 31, 2016			7,147,952
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital activity by non-controlling interest	76								76
Net income	11,838				11,870			11,870	(32)
Common stock options exercised	3,752		$ 0	3,752				3,752
Common stock options exercised (in shares)			8,470
Preferred stock shares conversion	(3,666)	(4,029)	$ 46	317				(3,666)
Preferred stock shares conversion (in shares)			456,229
Other comprehensive loss	219					219		219
Stock compensation expense	72			72				72
Stock dividend	0		$ 69	15,499	(15,568)			0
Stock dividend (in shares)			688,846
Dividend on preferred stock	(1,119)				(1,119)			(1,119)
Dividend on common stock	(3,482)				(3,482)			(3,482)
Balance at Dec. 31, 2017	134,780	15,971	$ 830	81,940	39,184	(130)	(3,015)	134,780	0
Balance (in shares) at Dec. 31, 2017			8,301,497
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retained earnings adjustment for stranded tax effects	27				27			27
Capital activity by non-controlling interest	1,225								1,225
Net income	25,038				24,824			24,824	214
Common stock options exercised	43		$ 1	42				43
Common stock options exercised (in shares)			5,539
Preferred stock shares conversion	0	(14,747)	$ 184	14,563				0
Preferred stock shares conversion (in shares)			1,843,761
Other comprehensive loss	(503)					(503)		(503)
Stock compensation expense	109			109				109
Stock dividend	(4)		$ 80	16,153	(16,237)			(4)
Stock dividend (in shares)			802,284
Dividend on preferred stock	(446)				(446)			(446)
Dividend on common stock	(5,273)				(5,273)			(5,273)
Balance at Dec. 31, 2018	$ 154,996	$ 1,224	$ 1,095	$ 112,807	$ 42,079	$ (633)	$ (3,015)	$ 153,557	$ 1,439
Balance (in shares) at Dec. 31, 2018			10,953,081